UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810
                                                      --------

                             Oppenheimer Global Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. REPORTS TO STOCKHOLDERS.

  MARCH 31, 2008

--------------------------------------------------------------------------------

                                                           Management
                                                          Commentaries
     Oppenheimer                                              and
     Global Fund                                           Semiannual
                                                             Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

          An Interview with Your Fund's Manager

          Listing of Top Holdings

      SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
---------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  2.8%
---------------------------------------------------------------------------------
Vodafone Group plc                                                         2.2
---------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                             2.2
---------------------------------------------------------------------------------
Siemens AG                                                                 2.1
---------------------------------------------------------------------------------
Roche Holding AG                                                           2.0
---------------------------------------------------------------------------------
eBay, Inc.                                                                 1.7
---------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                          1.6
---------------------------------------------------------------------------------
Microsoft Corp.                                                            1.6
---------------------------------------------------------------------------------
Juniper Networks, Inc.                                                     1.6
---------------------------------------------------------------------------------
Sony Corp.                                                                 1.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              33.5%
---------------------------------------------------------------------------------
United Kingdom                                                             11.8
---------------------------------------------------------------------------------
Japan                                                                      11.2
---------------------------------------------------------------------------------
Germany                                                                     6.9
---------------------------------------------------------------------------------
Sweden                                                                      6.8
---------------------------------------------------------------------------------
France                                                                      6.5
---------------------------------------------------------------------------------
Switzerland                                                                 3.4
---------------------------------------------------------------------------------
India                                                                       2.8
---------------------------------------------------------------------------------
Mexico                                                                      2.5
---------------------------------------------------------------------------------
Taiwan                                                                      2.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                          11 | OPPENHEIMER GLOBAL FUND

TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

REGIONAL ALLOCATION

[PIE CHART]

Europe                        41.4%
United States/Canada          34.8
Asia                          17.3
Latin America                  6.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                          12 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                          13 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                          14 | OPPENHEIMER GLOBAL FUND
      described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING           EXPENSES
                                                       ACCOUNT           ACCOUNT          PAID DURING
                                                       VALUE             VALUE            6 MONTHS ENDED
ACTUAL                                                 OCTOBER 1, 2007   MARCH 31, 2008   MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------
Class A                                                $ 1,000.00        $  854.90        $ 4.98
-----------------------------------------------------------------------------------------------------------
Class B                                                  1,000.00           851.50          8.65
-----------------------------------------------------------------------------------------------------------
Class C                                                  1,000.00           851.80          8.42
-----------------------------------------------------------------------------------------------------------
Class N                                                  1,000.00           853.20          6.84
-----------------------------------------------------------------------------------------------------------
Class Y                                                  1,000.00           856.60          3.26

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------------------------------
Class A                                                  1,000.00         1,019.65          5.42
-----------------------------------------------------------------------------------------------------------
Class B                                                  1,000.00         1,015.70          9.42
-----------------------------------------------------------------------------------------------------------
Class C                                                  1,000.00         1,015.95          9.16
-----------------------------------------------------------------------------------------------------------
Class N                                                  1,000.00         1,017.65          7.44
-----------------------------------------------------------------------------------------------------------
Class Y                                                  1,000.00         1,021.50          3.54

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS                                         EXPENSE RATIOS
--------------------------------------------------------------
Class A                                           1.07%
--------------------------------------------------------------
Class B                                           1.86
--------------------------------------------------------------
Class C                                           1.81
--------------------------------------------------------------
Class N                                           1.47
--------------------------------------------------------------
Class Y                                           0.70

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
---------------------------------------------------------------------------

                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.7%
-----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.6%
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES -- 2.9%
Bayerische Motoren Werke (BMW) AG                                            2,840,850    $   157,154,740
-----------------------------------------------------------------------------------------------------------
Bayerische Motoren
Werke (BMW) AG, Preference                                                     895,898         39,603,328
-----------------------------------------------------------------------------------------------------------
Porsche Automobil Holding                                                      660,590        121,659,515
-----------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           2,048,812        103,253,747
                                                                                          -----------------
                                                                                              421,671,330

-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
Aristocrat Leisure Ltd.                                                      1,799,367         15,835,285
-----------------------------------------------------------------------------------------------------------
Carnival Corp.                                                               4,660,832        188,670,479
-----------------------------------------------------------------------------------------------------------
International Game Technology                                                1,842,161         74,073,294
-----------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                             2,501,800        139,525,386
-----------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                       1,300,000          6,955,000
                                                                                          -----------------
                                                                                              425,059,444

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.5%
Sony Corp.                                                                   5,354,428        214,187,038
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Sega Sammy Holdings, Inc.                                                    2,342,200         24,789,537
-----------------------------------------------------------------------------------------------------------
MEDIA -- 4.8%
Dish TV India Ltd. 1                                                        10,934,339         13,530,775
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             6,943,888        168,319,845
-----------------------------------------------------------------------------------------------------------
Pearson plc                                                                  4,918,347         66,522,188
-----------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                              42,077,323        120,341,144
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                        5,406,100        169,643,418
-----------------------------------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                                                 9,886,622          8,936,054
-----------------------------------------------------------------------------------------------------------
WPP Group plc                                                                6,241,370         74,445,063
-----------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                          13,014,320         80,159,612
                                                                                          -----------------
                                                                                              701,898,099

-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.2%
H&M Hennes & Mauritz AB, Cl. B                                               5,128,006    $   315,006,638
-----------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                2,755,000        153,057,972
-----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                3,598,078        150,543,584
                                                                                          -----------------
                                                                                              618,608,194

-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.1%
Bulgari SpA                                                                  7,237,700         83,914,116
-----------------------------------------------------------------------------------------------------------
Burberry Group plc                                                           6,030,519         53,917,654
-----------------------------------------------------------------------------------------------------------
LVMH Moet
Hennessey
Louis Vuitton                                                                2,130,510        237,130,697
-----------------------------------------------------------------------------------------------------------
Tod's SpA                                                                    1,208,504         74,409,397
                                                                                          -----------------
                                                                                              449,371,864

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.1%
-----------------------------------------------------------------------------------------------------------
BEVERAGES -- 2.7% Companhia de Bebidas das Americas, ADR, Preference         1,397,610        105,589,436
-----------------------------------------------------------------------------------------------------------
Diageo plc                                                                   4,217,529         85,041,964
-----------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                    33,465,438        139,612,924
-----------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                             15,408,976         67,483,721
                                                                                            ---------------
                                                                                              397,728,045

-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.5%
Seven & I Holdings Co. Ltd.                                                  1,937,863         49,259,834
-----------------------------------------------------------------------------------------------------------
Tesco plc                                                                   18,027,540        136,170,914
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                        3,363,500        177,189,180
                                                                                            ---------------
                                                                                              362,619,928

-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
Cadbury Schweppes plc                                                      14,164,975        155,601,914

                          16 | OPPENHEIMER GLOBAL FUND

                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.8%
Colgate-Palmolive Co.                                                        1,503,000    $   117,098,730
-----------------------------------------------------------------------------------------------------------
Hindustan Unilever Ltd.                                                     18,225,796        104,731,755
-----------------------------------------------------------------------------------------------------------
Reckitt Benckiser Group plc                                                  3,301,389        182,868,135
                                                                                          -----------------
                                                                                              404,698,620

-----------------------------------------------------------------------------------------------------------
ENERGY -- 5.5%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Technip SA                                                                   2,298,560        177,888,121
-----------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                           1,581,258        213,786,082
                                                                                          -----------------
                                                                                              391,674,203

-----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 2.8%
BP plc, ADR                                                                  1,980,458        120,114,778
-----------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                           5,016,766        196,428,297
-----------------------------------------------------------------------------------------------------------
Total SA                                                                     1,288,222         95,669,413
                                                                                          -----------------
                                                                                              412,212,488

-----------------------------------------------------------------------------------------------------------
FINANCIALS -- 13.9%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.6%
3i Group plc                                                                 2,066,240         34,036,144
-----------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                          4,101,598        208,776,336
-----------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                         2,069,544        137,562,590
                                                                                          -----------------
                                                                                              380,375,070

-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.1%
BNP Paribas SA                                                                 396,320         39,975,505
-----------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                            9,967,950        163,605,473
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                                                1,078,400         41,184,096
-----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      21,610,134        144,640,834
-----------------------------------------------------------------------------------------------------------
Societe Generale NV 1                                                          255,328         24,568,986
-----------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                      1,021,315        100,001,510
-----------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                           13,448         88,793,082
                                                                                          -----------------
                                                                                              602,769,486

-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.6%
Credit Saison Co. Ltd.                                                       3,133,156   $     87,381,357
-----------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Investor AB, B Shares 1                                                      5,855,746        131,811,814
-----------------------------------------------------------------------------------------------------------
INSURANCE -- 5.7%
ACE Ltd.                                                                     1,416,451         77,989,792
-----------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  2,141,000        139,057,950
-----------------------------------------------------------------------------------------------------------
Allianz SE                                                                   1,059,411        210,373,558
-----------------------------------------------------------------------------------------------------------
American International Group, Inc.                                           4,241,759        183,456,077
-----------------------------------------------------------------------------------------------------------
Prudential plc                                                               9,982,289        131,843,796
-----------------------------------------------------------------------------------------------------------
Sony Financial Holdings, Inc.                                                    6,925         28,250,213
-----------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                       1,935,500         57,194,025
                                                                                          -----------------
                                                                                              828,165,411

-----------------------------------------------------------------------------------------------------------
HEALTH CARE -- 6.9%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.8%
Acadia Pharmaceuticals, Inc. 1                                               1,335,500         12,099,630
-----------------------------------------------------------------------------------------------------------
Basilea Pharmaceutica AG 1                                                      96,437         14,080,521
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      2,929,804        150,972,800
-----------------------------------------------------------------------------------------------------------
InterMune, Inc. 1                                                            1,214,900         17,713,242
-----------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                     949,512         13,581,375
-----------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                              801,562         15,381,975
-----------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                                     2,258,068         20,548,419
-----------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                           1,996,345         21,021,513
                                                                                          -----------------
                                                                                              265,399,475

-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Smith & Nephew plc                                                           7,468,357         98,788,575
-----------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                                         960,000         17,337,752
                                                                                          -----------------
                                                                                              116,126,327

-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.3%
Chugai Pharmaceutical Co. Ltd.                                               2,959,082         33,455,913

                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
---------------------------------------------------------------------------

                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Johnson & Johnson                                                              530,500   $     34,413,535
-----------------------------------------------------------------------------------------------------------
Roche Holding AG                                                             1,533,907        288,679,104
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                            1,876,613        140,788,194
-----------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                          7,552,380        128,954,161
                                                                                          -----------------
                                                                                              626,290,907

-----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 14.0%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 4.5%
Boeing Co.                                                                     938,584         69,802,492
-----------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                    3,347,596        132,263,518
-----------------------------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                                      5,747,128        136,190,447
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        1,053,610        104,623,473
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       1,168,600         90,928,766
-----------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 1,932,084        124,831,947
                                                                                          -----------------
                                                                                              658,640,643

-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
TNT NV                                                                       2,809,600        104,371,399
-----------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                             584,113         42,651,931
                                                                                          -----------------
                                                                                              147,023,330

-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
Assa Abloy AB, Cl. B                                                         9,219,071        167,179,397
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Experian Group Ltd.                                                          5,490,975         39,994,201
-----------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                               1,499,900         73,703,897
                                                                                          -----------------
                                                                                              113,698,098

-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.7%
Emerson Electric Co.                                                         3,586,720        184,572,611
-----------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                    6,538,000         57,618,651
                                                                                          -----------------
                                                                                              242,191,262

-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.6%
3M Co.                                                                       2,087,000        165,186,050

                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Koninklijke (Royal)
Philips Electronics NV 4                                                     5,266,921    $   201,476,920
-----------------------------------------------------------------------------------------------------------
Siemens AG                                                                   2,786,387        304,368,603
                                                                                          -----------------
                                                                                              671,031,573

-----------------------------------------------------------------------------------------------------------
MACHINERY -- 0.3%
Fanuc Ltd.                                                                     486,100         47,047,012
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 25.6%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 6.2%
Corning, Inc.                                                                8,294,898        199,409,348
-----------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                     9,202,992        230,074,800
-----------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                 4,558,762         68,510,641
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  207,926,036        408,024,030
                                                                                          -----------------
                                                                                              906,018,819

-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Hoya Corp.                                                                   3,827,716         90,729,944
-----------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                  377,551         88,023,437
-----------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                  929,300         78,032,113
-----------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                2,319,204        116,887,232
-----------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                    642,308         40,128,284
                                                                                           ---------------
                                                                                              413,801,010

-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.7%
eBay, Inc. 1                                                                 8,264,808        246,621,871
-----------------------------------------------------------------------------------------------------------
IT SERVICES -- 2.4%
Automatic Data Processing, Inc.                                              4,422,400        187,465,536
-----------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                    4,649,593        167,489,868
                                                                                          -----------------
                                                                                              354,955,404

-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.9%
Advanced Micro Devices, Inc. 1                                              10,723,842         63,163,429
-----------------------------------------------------------------------------------------------------------
Altera Corp.                                                                 5,381,718         99,185,063
-----------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                 3,190,968         89,219,465

                          18 | OPPENHEIMER GLOBAL FUND

                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Linear Technology Corp.                                                      2,225,030    $    68,286,171
-----------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                              4,964,155        101,219,120
-----------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                              15,669,615        204,558,585
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                 51,756,973        107,502,263
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                             4,256,372         43,712,940
-----------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                 3,595,800         85,400,250
                                                                                          -----------------
                                                                                              862,247,286

-----------------------------------------------------------------------------------------------------------
SOFTWARE -- 6.6%
Adobe Systems, Inc. 1                                                        4,932,454        175,546,038
-----------------------------------------------------------------------------------------------------------
Enix Corp.                                                                   2,500,000         88,061,142
-----------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                               6,183,400        167,013,634
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              8,136,702        230,919,603
-----------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                              174,500         90,397,371
-----------------------------------------------------------------------------------------------------------
SAP AG                                                                       4,090,629        202,784,532
                                                                                          -----------------
                                                                                              954,722,320

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.0%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.0%
KDDI Corp.                                                                      24,477        151,288,641
-----------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd. ADR                                                      5,524,136        119,376,579
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                         106,177,039        317,981,130
                                                                                          -----------------
                                                                                              588,646,350

-----------------------------------------------------------------------------------------------------------
UTILITIES -- 1.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
Fortum Oyj 1,4                                                               3,753,300        152,938,339
                                                                                          -----------------

Total Common Stocks
(Cost $ 11,254,793,202)                                                                    14,545,203,265

                                                                            PRINCIPAL
                                                                              AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.1%
-----------------------------------------------------------------------------------------------------------

Theravance, Inc.,
3% Cv. Sub. Nts., 1/15/15
(Cost $ 12,254,000)                                                       $ 12,254,000    $     8,654,382

                                                                             SHARES
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.1%
-----------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 3,5
(Cost $ 9,090,042)                                                           9,090,042          9,090,042
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $ 11,276,137,244)                       14,562,947,689

                                                                            PRINCIPAL
                                                                              AMOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED -- 2.6% 6
-----------------------------------------------------------------------------------------------------------

Undivided interest of 2.71% in joint repurchase agreement
(Principal Amount/Value $7,000,000,000 with a maturity value of
$7,000,486,111) with Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $ 189,435,686 on 4/1/08, collateralized by U.S.
Agency Mortgages, 0%-6.40%, 3/1/28-3/1/38, with a value of
$ 7,140,000,000                                                           $189,422,532        189,422,532
-----------------------------------------------------------------------------------------------------------
Undivided interest of 2.85% in joint repurchase
agreement (Principal Amount/Value $6,600,000,000 with a maturity value of $6,600,577,500) with Barclays Capital, 3.15%, dated 3/31/08, to be repurchased at $ 188,016,450 on 4/1/08, collateralized by
Private Label CMOs, 0%-6.50%, 6/12/24-9/18/56, with a value of
$ 6,930,000,000                                                            188,000,000        188,000,000
                                                                                          -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $ 377,422,532)                                                                          377,422,532

                          19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
---------------------------------------------------------------------------

                                                                                    VALUE
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 11,653,559,776)                                        102.5%    $ 14,940,370,221
LIABILITIES IN EXCESS OF OTHER ASSETS                           (2.5)        (357,607,677)
                                                               ----------------------------
NET ASSETS                                                     100.0%    $ 14,582,762,544
                                                               ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $17,337,752, which represents 0.12% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

                                 ACQUISITION                                            UNREALIZED
SECURITY                               DATES               COST             VALUE     DEPRECIATION
----------------------------------------------------------------------------------------------------
Swiss Medical SA             5/19/94-7/10/02      $  30,390,000      $ 17,337,752    $  13,052,248

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES          GROSS         GROSS           SHARES
                                SEPTEMBER 30, 2007      ADDITIONS    REDUCTIONS    MARCH 31, 2008
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                34,066,752    897,019,885    921,996,595        9,090,042
Swiss Medical SA                           960,000             --             --          960,000

                                                                                         DIVIDEND
                                                                                VALUE      INCOME
---------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                       $  9,090,042   $ 928,616
Swiss Medical SA                                                           17,337,752          --
                                                                         ------------------------
                                                                         $ 26,427,794   $ 928,616
                                                                         ========================

4. Partial or fully-loaned security. See Note 7 of accompanying Notes.

5. Rate shown is the 7-day yield as of March 31, 2008.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

                          20 | OPPENHEIMER GLOBAL FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS,AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE,IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                   VALUE   PERCENT
-----------------------------------------------------------------------
United States                              $  4,997,556,500      33.5%
United Kingdom                                1,765,578,562      11.8
Japan                                         1,680,242,606      11.2
Germany                                       1,035,944,276       6.9
Sweden                                        1,022,021,879       6.8
France                                          965,794,248       6.5
Switzerland                                     511,535,961       3.4
India                                           416,032,160       2.8
Mexico                                          375,416,490       2.5
Taiwan                                          355,773,788       2.4
Cayman Islands                                  348,969,899       2.3
The Netherlands                                 305,848,319       2.1
Brazil                                          237,852,954       1.6
Canada                                          196,428,297       1.3
Italy                                           158,323,513       1.1
Spain                                           153,057,972       1.0
Finland                                         152,938,339       1.0
Korea, Republic of South                        119,376,579       0.8
Norway                                           68,510,641       0.5
Jersey, Channel Islands                          39,994,201       0.3
Argentina                                        17,337,752       0.1
Australia                                        15,835,285       0.1
                                           ----------------------------
Total                                      $ 14,940,370,221     100.0%
                                           ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
----------------------------------------------------------------------------

March 31, 2008
----------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------

Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $ 11,614,079,734)           $  14,913,942,427
Affiliated companies (cost $39,480,042)                         26,427,794
                                                         -------------------
                                                            14,940,370,221
----------------------------------------------------------------------------
Cash                                                             4,645,174
----------------------------------------------------------------------------
Cash--foreign currencies (cost $ 6,819,508)                      7,305,746
----------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                          47,597,750
Other                                                            2,941,882
                                                         ------------------
Total assets                                                15,002,860,773

----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------

Return of collateral for securities loaned                     377,422,532
----------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                          28,108,214
Distribution and service plan fees                               8,506,454
Trustees' compensation                                           2,518,106
Transfer and shareholder servicing agent fees                    2,339,539
Shareholder communications                                         480,667
Other                                                              722,717
                                                         -------------------
Total liabilities                                              420,098,229

----------------------------------------------------------------------------
NET ASSETS                                               $  14,582,762,544
                                                         ===================

----------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------

Paid-in capital                                          $  10,775,793,938
----------------------------------------------------------------------------
Accumulated net investment loss                                (40,298,054)
----------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                  558,137,233
----------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                            3,289,129,427
                                                         -------------------
NET ASSETS                                               $  14,582,762,544
                                                         ===================

                          22 | OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share
(based on net assets of $ 11,194,727,393 and 172,047,156
shares of beneficial interest outstanding)                  $   65.07
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                    $   69.04
-----------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $829,736,400 and 13,755,067
shares of beneficial interest outstanding)                  $   60.32
-----------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,229,260,106 and
20,027,830 shares of beneficial interest outstanding)       $   61.38
-----------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $368,227,035 and 5,699,143
shares of beneficial interest outstanding)                  $   64.61
-----------------------------------------------------------------------

Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $ 960,811,610 and
14,696,661 shares of beneficial interest outstanding)       $   65.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS Unaudited
-----------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes
of $2,547,438)                                              $   120,426,658
Affiliated companies                                                928,616
-----------------------------------------------------------------------------
Interest                                                            195,344
-----------------------------------------------------------------------------
Portfolio lending fees                                            1,188,090
                                                            -----------------
Total investment income                                         122,738,708

------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------

Management fees                                                  51,231,970
-----------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                          15,127,799
Class B                                                           4,949,242
Class C                                                           6,944,608
Class N                                                           1,038,570
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                          11,171,740
Class B                                                             902,985
Class C                                                           1,087,035
Class N                                                             682,565
Class Y                                                             250,367
-----------------------------------------------------------------------------
Shareholder communications:
Class A                                                             425,130
Class B                                                             125,352
Class C                                                              70,593
Class N                                                               9,424
Class Y                                                              14,062
-----------------------------------------------------------------------------
Custodian fees and expenses                                         941,219
-----------------------------------------------------------------------------
Trustees' compensation                                              378,287
-----------------------------------------------------------------------------
Other                                                               138,837
                                                            -----------------
Total expenses                                                   95,489,785
Less reduction to custodian expenses                                (3,307)
Less waivers and reimbursements of expenses                         (37,742)
                                                            -----------------
Net expenses                                                     95,448,736

-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                            27,289,972

                          24 | OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------

Net realized gain on:
Investments from unaffiliated companies                     $   694,219,743
Foreign currency transactions                                    43,095,796
                                                            -----------------
Net realized gain                                               737,315,539
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                  (3,927,252,958)
Translation of assets and liabilities denominated in
foreign currencies                                              565,033,317
                                                            ----------------
Net change in unrealized appreciation                        (3,362,219,641)

-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(2,597,614,130)
                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

                                              SIX MONTHS              YEAR
                                                   ENDED             ENDED
                                          MARCH 31, 2008     SEPTEMBER 30,
                                             (UNAUDITED)              2007
----------------------------------------------------------------------------
OPERATIONS

Net investment income                   $    27,289,972     $  102,908,675
----------------------------------------------------------------------------
Net realized gain                           737,315,539      1,094,289,542
----------------------------------------------------------------------------
Net change in unrealized appreciation    (3,362,219,641)     1,993,190,137
                                        ------------------------------------
Net increase (decrease) in net assets
resulting from operations                (2,597,614,130)     3,190,388,354

----------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO
SHAREHOLDERS
----------------------------------------------------------------------------

Dividends from net investment income:
Class A                                    (115,331,107)     (119,953,361)
Class B                                        (153,437)               --
Class C                                      (2,667,392)         (899,040)
Class N                                      (1,954,347)       (1,590,707)
Class Y                                     (12,767,577)      (11,329,948)
                                        ------------------------------------
                                           (132,873,860)     (133,773,056)

----------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                    (780,585,231)     (708,486,567)
Class B                                     (66,678,598)      (80,080,261)
Class C                                     (91,625,250)      (83,248,362)
Class N                                     (26,175,101)      (24,861,072)
Class Y                                     (60,354,120)      (37,610,062)
                                        ------------------------------------
                                         (1,025,418,300)     (934,286,324)

----------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------

Net increase (decrease) in net assets
resulting from beneficial interest
transactions:
Class A                                     146,186,800       172,659,549
Class B                                    (126,260,777)     (335,559,804)
Class C                                        (131,177)       17,959,793
Class N                                      (3,710,948)      (10,584,304)
Class Y                                     164,589,832       320,570,748
                                        ------------------------------------
                                            180,673,730       165,045,982

----------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------

Total increase (decrease)                (3,575,232,560)    2,287,374,956
----------------------------------------------------------------------------
Beginning of period                      18,157,995,104    15,870,620,148
                                        ------------------------------------

End of period (including accumulated
net investment income (loss) of
$(40,298,054) and $65,285,834,
respectively)                           $14,582,762,544   $18,157,995,104
                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          26 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                          ENDED
                                 MARCH 31, 2008                                                          YEAR ENDED SEPTEMBER 30,
CLASS A                             (UNAUDITED)               2007              2006          2005          2004             2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                             $      81.53       $      72.17       $     66.16   $     52.64   $     44.32     $      35.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                      . 16 1              .54 1             .42 1         .39 1         .21              .21
Net realized and unrealized
gain (loss)                              (11.33)             13.74              8.04         13.47          8.45             8.86
                                   ------------------------------------------------------------------------------------------------
Total from investment
operations                               (11.17)             14.28              8.46         13.86          8.66             9.07
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     (.68)              (.71)             (.43)         (.34)         (.34)              --
Distributions from net
realized gain                             (4.61)             (4.21)            (2.02)           --            --               --
                                   ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders             (5.29)             (4.92)            (2.45)         (.34)         (.34)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $      65.07       $      81.53       $     72.17   $     66.16   $     52.64     $      44.32
                                   ================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                  (14.51)%            20.58%            13.13%        26.40%        19.58%           25.73%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                     $ 11,194,727       $ 13,935,013       $12,130,083   $10,418,176   $ 8,232,135     $  5,904,063
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $ 12,535,988       $ 13,298,893       $11,451,054   $ 9,449,471   $ 7,542,447     $  4,950,791
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                      0.43%              0.71%             0.61%         0.66%         0.48%            0.59%
Total expenses                             1.07% 4,5,6        1.05% 4,5,6       1.08% 6       1.12% 6       1.15% 6,7        1.23%6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       5%                15%               23%           29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expensesfrom affiliated fund were as follows:

       Six Months Ended March 31, 2008          1.07%
       Year Ended September 30, 2007            1.05%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          27 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                               YEAR ENDED SEPTEMBER 30,
CLASS B                                        (UNAUDITED)          2007          2006          2005          2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $   75.58    $    67.09    $    61.72   $    49.24    $     41.52    $     33.30
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.13) 1       (.07) 1       (.14) 1      (.09) 1        (.31)          (.25)
Net realized and unrealized gain (loss)             (10.51)        12.77          7.53        12.57           8.03           8.47
                                                 ----------------------------------------------------------------------------------
Total from investment operations                    (10.64)        12.70          7.39        12.48           7.72           8.22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.01)           --            --           --             -- 2           --
Distributions from net realized gain                 (4.61)        (4.21)        (2.02)          --             --             --
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (4.62)        (4.21)        (2.02)          --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   60.32    $    75.58    $    67.09   $    61.72    $     49.24    $     41.52
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (14.85)%       19.64%        12.26%       25.35%         18.60%         24.69%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $ 829,737    $1,182,184    $1,365,386   $1,488,390    $ 1,329,910    $ 1,224,725
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 987,552    $1,285,702    $1,447,546   $1,430,704    $ 1,361,457    $ 1,113,678
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.38)%       (0.10)%       (0.22)%      (0.16)%        (0.39)%        (0.27)%
Total expenses                                        1.86% 5       1.84% 5       1.89%        1.93%          1.98%          2.07%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                    1.86%         1.84%         1.89%        1.93%          1.97%          2.07%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  5%           15%           23%          29%            22%            46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended March 31, 2008          1.86%
       Year Ended September 30, 2007            1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          28 | OPPENHEIMER GLOBAL FUND

                                               SIX MONTHS
                                                    ENDED
                                           MARCH 31, 2008                                                YEAR ENDED SEPTEMBER 30,
CLASS C                                       (UNAUDITED)           2007           2006           2005        2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $    76.93    $     68.23    $     62.72    $     50.00    $  42.19    $     33.82
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                                  (.11) 1        (.03) 1        (.10) 1        (.06) 1     (.04)          (.04)
Net realized and unrealized gain
(loss)                                             (10.70)         12.99           7.63          12.78        7.91           8.41
                                               ------------------------------------------------------------------------------------
Total from investment operations                   (10.81)         12.96           7.53          12.72        7.87           8.37
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.13)          (.05)            --             --        (.06)            --
Distributions from net realized gain                (4.61)         (4.21)         (2.02)            --          --             --
                                               ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (4.74)         (4.26)         (2.02)            --        (.06)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    61.38    $     76.93    $     68.23    $     62.72    $  50.00    $     42.19
                                               ====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (14.82)%        19.69%         12.29%         25.44%      18.66%         24.75%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                                 $1,229,260    $ 1,549,182    $ 1,352,705    $ 1,135,134    $846,382    $   610,815
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $1,386,492    $ 1,481,391    $ 1,264,053    $   998,745    $778,637    $   508,597
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.31)%        (0.04)%        (0.15)%        (0.10)%     (0.29)%        (0.20)%
Total expenses                                       1.81% 4        1.80% 4        1.84%          1.88%       1.91%          2.02%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                      1.81%          1.80%          1.84%          1.87%       1.91%          2.02%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%            15%            23%            29%         22%            46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended March 31, 2008          1.81%
       Year Ended September 30, 2007            1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          29 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                              MARCH 31, 2008                                            YEAR ENDED SEPTEMBER 30,
CLASS N                                          (UNAUDITED)          2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $    80.81    $    71.45    $    65.53   $     52.21   $    44.04   $    35.13
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .01 1         .24 1         .16 1         .16 1        .09          .10
Net realized and unrealized gain (loss)               (11.26)        13.60          7.96         13.33         8.32         8.81
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      (11.25)        13.84          8.12         13.49         8.41         8.91
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    (.34)         (.27)         (.18)         (.17)        (.24)          --
Distributions from net realized gain                   (4.61)        (4.21)        (2.02)           --           --           --
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (4.95)        (4.48)        (2.20)         (.17)        (.24)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    64.61    $    80.81    $    71.45   $     65.53   $    52.21   $    44.04
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (14.68)%       20.10%        12.69%        25.88%       19.13%       25.36%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  368,227    $  466,691    $  420,221   $   324,647   $  219,888   $  108,641
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  414,423    $  461,018    $  381,875   $   272,659   $  173,134   $   77,891
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.03%         0.32%         0.24%         0.27%        0.14%        0.36%
Total expenses                                          1.48% 4       1.46% 4       1.47%         1.51%        1.58%        1.66%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.47%         1.46%         1.47%         1.51%        1.53%        1.53%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           15%           23%           29%          22%          46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended March 31, 2008          1.48%
       Year Ended September 30, 2007            1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          30 | OPPENHEIMER GLOBAL FUND

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                              YEAR ENDED SEPTEMBER 30,
CLASS Y                                        (UNAUDITED)            2007          2006         2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $    82.04    $      72.75    $    66.65   $    52.99   $    44.57   $     35.38
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .30 1           .86 1         .72 1        .49 1        .28           .20
Net realized and unrealized gain (loss)             (11.38)          13.79          8.06        13.64         8.55          8.99
                                                -----------------------------------------------------------------------------------
Total from investment operations                    (11.08)          14.65          8.78        14.13         8.83          9.19
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.97)          (1.15)         (.66)        (.47)        (.41)           --
Distributions from net realized gain                 (4.61)          (4.21)        (2.02)          --           --            --
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (5.58)          (5.36)        (2.68)        (.47)        (.41)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    65.38    $      82.04    $    72.75   $    66.65   $    52.99   $     44.57
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (14.34)%         21.00%        13.57%       26.76%       19.89%        25.98%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)        $  960,812    $  1,024,925    $  602,225   $  252,248   $  403,736   $   263,670
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  997,227    $    818,654    $  434,064   $  252,837   $  350,225   $   207,637
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.84%           1.11%         1.03%        0.82%        0.73%         0.82%
Total expenses                                        0.70% 4         0.68% 4       0.72%        0.81%        0.91%         1.06%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                    0.70%           0.68%         0.72%        0.81%        0.91%         1.03%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  5%             15%           23%          29%          22%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended March 31, 2008          0.70%
       Year Ended September 30, 2007            0.68%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining

                          32 | OPPENHEIMER GLOBAL FUND
maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                          33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the six months ended March 31, 2008, the Fund did not utilize any capital loss carryforward. During the fiscal year ended September 30, 2007, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                          34 | OPPENHEIMER GLOBAL FUND

              Federal tax cost of securities          $ 11,689,682,461
              Federal tax cost of other investments          6,819,508
                                                      ----------------
              Total federal tax cost                  $ 11,696,501,969
                                                      ================

              Gross unrealized appreciation           $  4,060,779,115
              Gross unrealized depreciation               (808,013,027)
                                                      ----------------
              Net unrealized appreciation             $  3,252,766,088
                                                      ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

              Projected Benefit Obligations Increased      $   192,724
              Payments Made to Retired Trustees                171,895
              Accumulated Liability as of March 31, 2008     1,630,464

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

                          35 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED MARCH 31, 2008        YEAR ENDED SEPTEMBER 30, 2007
                                                 SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         12,640,053    $    928,793,942       27,788,177    $  2,105,039,981
Dividends and/or distributions reinvested    11,267,613         836,845,557       10,615,743         775,732,066
Redeemed                                    (22,779,612)     (1,619,452,699) 1   (35,550,270)     (2,708,112,498) 2
                                            -----------------------------------------------------------------------
Net increase                                  1,128,054    $    146,186,800        2,853,650    $    172,659,549
                                            =======================================================================

                          36 | OPPENHEIMER GLOBAL FUND

                                            SIX MONTHS ENDED MARCH 31, 2008        YEAR ENDED SEPTEMBER 30, 2007
                                                 SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                            680,541     $    45,664,831        1,839,005     $   129,449,888
Dividends and/or distributions reinvested       901,034          62,198,401        1,087,652          73,808,035
Redeemed                                     (3,468,820)       (234,124,009) 1    (7,637,370)       (538,817,727) 2
                                            -----------------------------------------------------------------------
Net decrease                                 (1,887,245)    $  (126,260,777)      (4,710,713)    $  (335,559,804)
                                            =======================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          1,247,097     $    85,575,129        3,044,449     $   218,036,715
Dividends and/or distributions reinvested     1,159,016          81,386,060        1,047,656          72,340,640
Redeemed                                     (2,516,863)       (167,092,366) 1    (3,777,962)       (272,417,562) 2
                                            -----------------------------------------------------------------------
Net increase (decrease)                        (110,750)    $      (131,177)         314,143     $    17,959,793
                                            =======================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                            928,638     $    66,615,030        2,291,029     $   173,018,948
Dividends and/or distributions reinvested       369,077          27,256,192          355,209          25,695,841
Redeemed                                     (1,373,968)        (97,582,170) 1    (2,751,825)       (209,299,093) 2
                                            -----------------------------------------------------------------------
Net decrease                                    (76,253)    $    (3,710,948)        (105,587)    $   (10,584,304)
                                            =======================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                          2,381,674     $   174,768,508        4,767,347     $   364,993,046
Dividends and/or distributions reinvested       963,847          71,835,513          653,762          48,193,961
Redeemed                                     (1,141,189)        (82,014,189) 1    (1,207,225)        (92,616,259) 2
                                            -----------------------------------------------------------------------
Net increase                                  2,204,332     $   164,589,832        4,213,884     $   320,570,748
                                            =======================================================================

1. Net of redemption fees of $83,942, $6,613, $9,284, $2,775 and $6,677 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $86,828, $8,394, $9,672, $3,010 and $5,345 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                           PURCHASES              SALES
              ---------------------------------------------------------
              Investment securities    $ 897,050,225   $  1,778,105,265

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

              FEE SCHEDULE
              --------------------------
              Up to $250 million   0.80%
              Next $250 million    0.77
              Next $500 million    0.75
              Next $1 billion      0.69
              Next $1.5 billion    0.67
              Next $2.5 billion    0.65
              Next $2.5 billion    0.63
              Next $2.5 billion    0.60
              Next $4 billion      0.58
              Next $8 billion      0.56
              Over $23 billion     0.54

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $14,194,930 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is

                          38 | OPPENHEIMER GLOBAL FUND
terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class C and Class N shares were $17,127,505 and $4,304,911, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
March 31, 2008       $ 963,645        $ 30,806       $ 643,453        $ 47,282         $ 4,189

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2008, OFS waived $18,753 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $18,989 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

                          39 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the coun-terparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of March 31, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $354,415,259. Collateral of $377,422,532 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

                          40 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                          41 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          42 | OPPENHEIMER GLOBAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008